Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details)	12 Months Ended
Dec. 31, 2025 shares
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	May 14, 2015
Quantity granted	15,886
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	May 14, 2015
Quantity granted	8,344
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Apr. 14, 2016
Quantity granted	398
Contract period	10 years
Vesting conditions	Note 2
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Apr. 14, 2016
Quantity granted	2,383
Contract period	10 years
Vesting conditions	Note 3
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Apr. 07, 2017
Quantity granted	1,799
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Mar. 11, 2019
Quantity granted	185
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Mar. 11, 2019
Quantity granted	185
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Mar. 11, 2019
Quantity granted	185
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Oct. 04, 2019
Quantity granted	185
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Jan. 09, 2020
Quantity granted	185
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Mar. 09, 2020
Quantity granted	185
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Apr. 27, 2020
Quantity granted	83
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Jul. 31, 2020
Quantity granted	3,318
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Nov. 02, 2020
Quantity granted	2,489
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	May 03, 2021
Quantity granted	1,660
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Jul. 01, 2021
Quantity granted	185
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Jul. 01, 2021
Quantity granted	185
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Jul. 01, 2021
Quantity granted	185
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Sep. 01, 2021
Quantity granted	83
Contract period	10 years
Vesting conditions	Note 3
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Feb. 10, 2022
Quantity granted	185
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Feb. 10, 2022
Quantity granted	536
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Feb. 10, 2022
Quantity granted	367
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Feb. 10, 2022
Quantity granted	1,660
Contract period	10 years
Vesting conditions	Note 4
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Jun. 10, 2022
Quantity granted	535
Contract period	10 years
Vesting conditions	Note 3
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Jun. 10, 2022
Quantity granted	653
Contract period	10 years
Vesting conditions	Note 3
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Jun. 21, 2022
Quantity granted	1,751
Contract period	10 years
Vesting conditions	Note 4
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	May 31, 2023
Quantity granted	150
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	May 31, 2023
Quantity granted	509
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	May 31, 2023
Quantity granted	527
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Jul. 31, 2023
Quantity granted	751
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Jul. 31, 2023
Quantity granted	278
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Jul. 31, 2023
Quantity granted	1,362
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Aug. 21, 2023
Quantity granted	553
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Jan. 01, 2024
Quantity granted	111
Contract period	10 years
Vesting conditions	Note 3
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Jan. 01, 2024
Quantity granted	278
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Jan. 01, 2024
Quantity granted	111
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Sep. 01, 2024
Quantity granted	1,245
Contract period	10 years
Vesting conditions	Note 3
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Sep. 01, 2024
Quantity granted	56
Contract period	10 years
Vesting conditions	Note 1
Employee stock options [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Nov. 20, 2024
Quantity granted	3,574
Contract period	10 years
Vesting conditions	Note 1
Employee stock options Fourty [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Dec. 02, 2025
Quantity granted	9,000
Contract period	10 years
Vesting conditions	Note 4
Restricted stocks to employees [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Jan. 01, 2024
Quantity granted	231
Contract period	4 years
Vesting conditions	Note 6, 10
Restricted stocks to employees [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Sep. 01, 2024
Quantity granted	88
Contract period	4 years
Vesting conditions	Note 6, 10
Restricted stocks to employees [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Nov. 20, 2024
Quantity granted	110
Contract period	6 years
Vesting conditions	Note 7, 10
Restricted stocks to employees Four [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Nov. 20, 2024
Quantity granted	438
Contract period	6 years
Vesting conditions	Note 7, 10
Restricted stocks to employees Five [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Feb. 10, 2025
Quantity granted	1,073
Contract period	4 years
Vesting conditions	Note 6, 10
Restricted stocks to employees Six [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	May 01, 2025
Quantity granted	2,042
Contract period	1 year
Vesting conditions	Note 8, 10
Restricted stocks to employees Seven [Member]
Share-Based Payment - Schedule of Group's Share-Based Payment Arrangements (Details) [Line Items]
Grant date	Dec. 02, 2025
Quantity granted	11,355
Contract period
Vesting conditions	Note 9, 10